Debt And Other Long-Term Liabilities (Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non-Cash Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
2013	$ 7,134
2014	5,039
Total unamortized discount	$ 12,173